Schedule of Investments (unaudited)
August 31, 2022
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.2%
Axon Enterprise, Inc.(a)	2,292	$ 267,431
HEICO Corp.	1,175	178,952
		446,383
Auto Components — 2.0%
Fox Factory Holding Corp.(a)	1,829	170,481
Biotechnology — 1.5%
Halozyme Therapeutics, Inc.(a)	3,112	126,752
Building Products — 0.7%
AZEK Co., Inc.(a)	3,263	59,550
Capital Markets — 6.1%
Carlyle Group, Inc.	2,280	74,168
Morningstar, Inc.	759	173,045
TPG, Inc.	2,337	68,614
Tradeweb Markets, Inc., Class A	2,910	202,507
		518,334
Commercial Services & Supplies — 3.5%
Casella Waste Systems, Inc., Class A(a)	2,498	204,661
GFL Environmental, Inc.	3,290	92,449
		297,110
Construction & Engineering — 2.5%
WillScot Mobile Mini Holdings Corp.(a)	5,223	209,651
Distributors — 1.7%
Pool Corp.	439	148,904
Diversified Consumer Services — 4.0%
Bright Horizons Family Solutions, Inc.(a)	438	29,872
Duolingo, Inc., Class A(a)	1,744	163,971
European Wax Center, Inc., Class A	2,415	52,236
Mister Car Wash, Inc.(a)	9,306	92,222
		338,301
Entertainment — 2.0%
Liberty Media Corp-Liberty Formula One, Class C(a)	2,686	171,044
Equity Real Estate Investment Trusts (REITs) — 0.7%
Rexford Industrial Realty, Inc.	975	60,655
Food Products — 0.4%
Freshpet, Inc.(a)	703	30,602
Health Care Equipment & Supplies — 1.8%
Figs, Inc., Class A(a)(b)	7,795	90,110
Inmode Ltd.(a)	1,921	61,357
		151,467
Health Care Technology — 3.6%
Certara, Inc.(a)	4,839	75,827
Doximity, Inc., Class A(a)(b)	4,727	156,889
Phreesia, Inc.(a)	2,824	72,464
		305,180
Hotels, Restaurants & Leisure — 8.2%
Domino’s Pizza, Inc.	321	119,367
Evolution AB(c)	1,790	143,206
Penn Entertainment, Inc.(a)(b)	2,084	65,083
Planet Fitness, Inc., Class A(a)	2,711	183,670
Vail Resorts, Inc.	842	189,181
		700,507
Interactive Media & Services — 1.6%
Match Group, Inc.(a)	2,401	135,728
Security	Shares	Value
Internet & Direct Marketing Retail — 2.0%
Etsy, Inc.(a)	1,070	$ 113,003
Fiverr International Ltd.(a)	1,594	55,120
		168,123
IT Services — 4.1%
DigitalOcean Holdings, Inc.(a)(b)	2,635	110,907
Globant SA(a)	936	197,281
Jack Henry & Associates, Inc.	224	43,053
		351,241
Life Sciences Tools & Services — 12.4%
Azenta, Inc.	2,379	125,397
Bio-Techne Corp.	698	231,604
Charles River Laboratories International, Inc.(a)	869	178,362
Olink Holding AB, ADR(a)	3,190	48,297
Repligen Corp.(a)	1,265	277,503
West Pharmaceutical Services, Inc.	654	194,035
		1,055,198
Machinery — 4.4%
Chart Industries, Inc.(a)	1,111	215,378
Graco, Inc.	2,512	160,366
		375,744
Media — 1.6%
Cable One, Inc.	122	138,470
Oil, Gas & Consumable Fuels — 1.8%
EQT Corp.	3,167	151,383
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	1,501	143,646
Road & Rail — 2.0%
Saia, Inc.(a)	808	167,119
Semiconductors & Semiconductor Equipment — 8.3%
Ambarella, Inc.(a)	2,093	142,073
Entegris, Inc.	2,435	231,033
Lattice Semiconductor Corp.(a)	2,803	151,082
Monolithic Power Systems, Inc.	413	187,163
		711,351
Software — 13.4%
Bill.com Holdings, Inc.(a)	1,491	241,363
Confluent, Inc., Class A(a)	6,681	182,792
Five9, Inc.(a)	2,070	203,088
Gitlab, Inc., Class A(a)	2,826	169,193
HubSpot, Inc.(a)	225	75,834
Paylocity Holding Corp.(a)	1,115	268,715
		1,140,985
Trading Companies & Distributors — 1.1%
SiteOne Landscape Supply, Inc.(a)	731	91,492
Total Long-Term Investments — 98.3% (Cost: $10,347,304)		8,365,401

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(d)(e)
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	147,522	$ 147,522
SL Liquidity Series, LLC, Money Market Series, 2.47%(f)	84,599	84,607
Total Short-Term Securities — 2.7% (Cost: $232,124)		232,129
Total Investments — 101.0% (Cost: $10,579,428)		8,597,530
Liabilities in Excess of Other Assets — (1.0)%		(85,570)
Net Assets — 100.0%		$ 8,511,960
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 190,657	$ —	$ (43,135)(a)	$ —	$ —	$ 147,522	147,522	$ 653	$ —
SL Liquidity Series, LLC, Money Market Series	430,483	—	(345,841)(a)	8	(43)	84,607	84,599	212(b)	—
				$ 8	$ (43)	$ 232,129		$ 865	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock SMID-Cap Growth Equity Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 446,383	$ —	$ —	$ 446,383
Auto Components	170,481	—	—	170,481
Biotechnology	126,752	—	—	126,752
Building Products	59,550	—	—	59,550
Capital Markets	518,334	—	—	518,334
Commercial Services & Supplies	297,110	—	—	297,110
Construction & Engineering	209,651	—	—	209,651
Distributors	148,904	—	—	148,904
Diversified Consumer Services	338,301	—	—	338,301
Entertainment	171,044	—	—	171,044
Equity Real Estate Investment Trusts (REITs)	60,655	—	—	60,655
Food Products	30,602	—	—	30,602
Health Care Equipment & Supplies	151,467	—	—	151,467
Health Care Technology	305,180	—	—	305,180
Hotels, Restaurants & Leisure	557,301	143,206	—	700,507
Interactive Media & Services	135,728	—	—	135,728
Internet & Direct Marketing Retail	168,123	—	—	168,123
IT Services	351,241	—	—	351,241
Life Sciences Tools & Services	1,055,198	—	—	1,055,198
Machinery	375,744	—	—	375,744
Media	138,470	—	—	138,470
Oil, Gas & Consumable Fuels	151,383	—	—	151,383
Professional Services	143,646	—	—	143,646
Road & Rail	167,119	—	—	167,119
Semiconductors & Semiconductor Equipment	711,351	—	—	711,351
Software	1,140,985	—	—	1,140,985
Trading Companies & Distributors	91,492	—	—	91,492
Short-Term Securities
Money Market Funds	147,522	—	—	147,522
	$ 8,369,717	$ 143,206	$ —	8,512,923
Investments valued at NAV(a)				84,607
				$ 8,597,530
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
3